LEASE LIABILITY - Disclosure of detailed information about lease liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	$ 149,249
Additions	242,957	$ 66,025
Lease payments	(116,122)	(99,595)
Lease interest	11,628	5,884
Lease liability, end of year	287,712	176,935
Current portion	91,783		$ 51,743
Long-term portion	195,930		$ 97,506
Warehouse [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	31,418
Additions	199,466	0
Lease payments	(84,353)	(77,009)
Lease interest	6,757	3,642
Lease liability, end of year	153,288	104,785
Current portion	65,886
Long-term portion	87,402
Vehicles [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	117,831
Additions	43,491	66,025
Lease payments	(31,769)	(22,586)
Lease interest	4,871	2,242
Lease liability, end of year	134,424	$ 72,150
Current portion	25,896
Long-term portion	$ 108,528